Applicable laws and regulations - Schedule of non-accruing loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Non-accruing loans:
Interest that would be reversed if the loans had been classified as non-accruing loans	$ 328	$ 1,173
Securities at FVOCI - Corporate debt
Non-accruing loans:
Total non-accruing loans	$ 10,107	$ 30,107